INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components Of (Loss) Income From Continuing Operations Before Income Taxes

Domestic	$(103)	$(215)	$(10)
International	(17)	175	186

Total	$(120)	$(40)	$176

Significant Components Of (Expense) Benefit For Income Taxes

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Current:
Federal, state and local	$(2)	$6	$1
International	(47)	(39)	(53)

Total current	(49)	(33)	(52)

Deferred:
Federal, state and local	32	9	(3)
International	46	8	44

Total deferred	78	17	41

	$29	$(16)	$(11)

Reconciliation Of Income Taxes Computed At United States Federal Statutory Tax Rate To Income Tax (Expense) Benefit

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Income tax benefit (expense) at United States statutory rate	$42	$14	$(62)
Tax effect from:
Goodwill impairment	(34)	(91)	—
U.S. income inclusions from foreign subsidiaries	(27)	(33)	(43)
Non-consolidated foreign affiliates	11	10	8
Tax holidays, incentives and minimum tax	9	13	9
Foreign rate variance	13	9	8
State income taxes	(1)	(1)	(1)
Uncertain tax positions and assessments	335	25	1
Valuation allowances	(327)	36	74
Other	8	2	(5)

Income tax benefit (expense)	$29	$(16)	$(11)

Summary Of (Provision) Benefit For Income Taxes By Component

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)

Income tax benefit (expense)	$29	$(16)	$(11)
Adjustments to goodwill	—	20	16
Allocated to equity:
Postemployment benefits	(71)	(37)	(23)
Derivatives	18	1	4
Foreign currency translation	(2)	4	—
Valuation allowances	29	32	17

Components Of Company's Deferred Tax Assets And Liabilities

	December 31
	2012	2011
	(Millions of Dollars)
Deferred tax assets
Net operating loss carryforwards	$777	$484
Postemployment benefits, including pensions	414	371
Reorganization costs	51	78
Inventory	46	31
Other temporary differences	94	58
Tax credits	126	113

Total deferred tax assets	1,508	1,135
Valuation allowances for deferred tax assets	(1,223)	(824)

Net deferred tax assets	285	311
Deferred tax liabilities
Investment in U.S. subsidiaries	(307)	(366)
Intangible assets	(199)	(240)
Fixed assets	(30)	(61)

Total deferred tax liabilities	(536)	(667)

	$(251)	$(356)

Deferred Tax Assets And Liabilities Recorded In Consolidated Balance Sheets

	December 31
	2012	2011
	(Millions of Dollars)
Assets:
Prepaid expenses and other current assets	$42	$39
Other noncurrent assets	95	39
Liabilities:
Other current liabilities	—	—
Long-term portion of deferred income taxes	(388)	(434)

	$(251)	$(356)

Summary Of Changes In Gross Amount Of Unrecognized Tax Benefits

	Year Ended December 31
	2012	2011	2010
	(Millions of Dollars)
Change in unrecognized tax benefits
Balance at January 1	$375	$399	$419
Additions based on tax positions related to the current year	7	6	6
Additions for tax positions of prior years	10	22	6
Decreases for tax positions of prior years	(9)	(20)	(8)
Decreases for statute of limitations expiration	(13)	(8)	(18)
Settlements	(300)	(21)	(5)
Impact of currency translation	(1)	(3)	(1)

Balance at December 31	$69	$375	$399